Leases	6 Months Ended
Jun. 30, 2021
Leases [Abstract]
Leases	Leases
The Company primarily enters into operating lease agreements for office space and other property and equipment, some of which include options to renew or terminate the lease. The options to renew, which extend for up to 5 years, are reviewed on a per lease basis to determine if the renewal option is considered reasonably certain to be recognized and, therefore, are included in the determination of lease payments. Additionally, during the year ended December 31, 2020, the Company entered into a finance lease agreement with total future lease payments of $0.2 million, which is not considered material to the business.
The components of lease costs were as follows (in thousands):

	Year Ended December 31,		Six Months Ended June 30,
	2019	2020	2020	2021
			(unaudited)
Operating lease cost	$2,133	$2,932	$1,310	$1,802
Short-term lease cost	562	656	328	282
Variable lease cost	484	501	240	370
Total lease cost	$3,179	$4,089	$1,878	$2,454
Lease costs are primarily included in general and administrative expenses in the accompanying consolidated statements of operations. The Company reports the amortization of ROU assets and the change in operating lease liabilities on a net basis in accounts payable and other liabilities in the accompanying consolidated statements of cash flows.
Other information related to operating and finance leases is as follows:

	Year Ended December 31,		Six Months Ended June 30,
	2019	2020	2020	2021
			(unaudited)
Weighted-average remaining lease term (in years)	3.5	5.2	4.25	4.79
Weighted-average discount rate	7.8%	5.6%	6.7%	4.5%
Future lease payments under non-cancellable leases recorded as of June 30, 2021, were as follows (in thousands):

Operating Leases
(unaudited)
2021	$1,774
2022	3,011
2023	2,861
2024	2,124
2025	1,672
Thereafter	1,584
Total lease payments	13,026
Less: imputed interest	(1,158)
Total future lease payments under non-cancellable leases	$11,868
Supplemental cash flow information related to leases is as follows (in thousands):

	Year Ended December 31,		Six Months Ended June 30,
	2019	2020	2020	2021
			(unaudited)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	$2,152	$2,920	$1,305	$1,751

ROU assets obtained in exchange for lease obligations:
Operating leases	$2,287	$3,503	$513	$1,606

Leases	Leases
The Company primarily enters into operating lease agreements for office space and other property and equipment, some of which include options to renew or terminate the lease. The options to renew, which extend for up to 5 years, are reviewed on a per lease basis to determine if the renewal option is considered reasonably certain to be recognized and, therefore, are included in the determination of lease payments. Additionally, during the year ended December 31, 2020, the Company entered into a finance lease agreement with total future lease payments of $0.2 million, which is not considered material to the business.
The components of lease costs were as follows (in thousands):

	Year Ended December 31,		Six Months Ended June 30,
	2019	2020	2020	2021
			(unaudited)
Operating lease cost	$2,133	$2,932	$1,310	$1,802
Short-term lease cost	562	656	328	282
Variable lease cost	484	501	240	370
Total lease cost	$3,179	$4,089	$1,878	$2,454
Lease costs are primarily included in general and administrative expenses in the accompanying consolidated statements of operations. The Company reports the amortization of ROU assets and the change in operating lease liabilities on a net basis in accounts payable and other liabilities in the accompanying consolidated statements of cash flows.
Other information related to operating and finance leases is as follows:

	Year Ended December 31,		Six Months Ended June 30,
	2019	2020	2020	2021
			(unaudited)
Weighted-average remaining lease term (in years)	3.5	5.2	4.25	4.79
Weighted-average discount rate	7.8%	5.6%	6.7%	4.5%
Future lease payments under non-cancellable leases recorded as of June 30, 2021, were as follows (in thousands):

Operating Leases
(unaudited)
2021	$1,774
2022	3,011
2023	2,861
2024	2,124
2025	1,672
Thereafter	1,584
Total lease payments	13,026
Less: imputed interest	(1,158)
Total future lease payments under non-cancellable leases	$11,868
Supplemental cash flow information related to leases is as follows (in thousands):

	Year Ended December 31,		Six Months Ended June 30,
	2019	2020	2020	2021
			(unaudited)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	$2,152	$2,920	$1,305	$1,751

ROU assets obtained in exchange for lease obligations:
Operating leases	$2,287	$3,503	$513	$1,606